Related Parties - Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Other Demand Deposits [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		$ 10,922,469	$ 2,136,505
Results With Parent Company		0	0	$ 0
Financial assets pledged as collateral [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[1]	0	176,508
Results With Parent Company	[1]	0	0	0
Other Financial Assets [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[1]	113,600	1,640,794
Results With Parent Company	[1]	0	0	0
Other Liabilities [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		45,299,560	81,819,668
Results With Parent Company		51,066,746	41,067,033	24,408,155
Derivative Financial Liabilities [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[2]	0	34,501
Results With Parent Company	[2]	189,783	69,054	3,627,971
Securities In Custody [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[3]	861,464,724	574,069,135
Results With Parent Company	[3]	0	0	0
Derivative Instruments Notional Amount [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		0	6,019,082
Results With Parent Company		0	0	0
Securities Granted [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[4]	15,741,245	7,187,249
Results With Parent Company	[4]	34,032	30,368	47,246
Guarantees Received [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		19,902,455	8,484,843
Results With Parent Company		$ 0	$ 0	$ 0

[1]	These operations do not generate results.
[2]	The result of the Derivative Instruments (Asset) is disclosed in the Derivative Instruments (Liability) line.
[3]	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
[4]	These balances represent commercial guarantees granted.